Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

The following table summarizes the total compensation paid to our CEO and Other NEOs versus the performance of the Company for the fiscal years ended December 31, 2025, 2024 and 2023.

Year (a)(1)	Summary Compensation Total for CEO ($) (b)(2)(3)	Compensation Actually Paid to CEO ($) (c)(2)(4)	Average Summary Compensation Total for Other NEOs ($) (d)(2)(5)	Average Compensation Actually paid to Other NEOs ($) (e)(2)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (f)(6)	Net Income ($)(g)(7)
2025	1,859,294	1,857,057	729,472	734,423	147.81	15,269,000
2024	1,494,165	1,379,053	595,242	555,111	104.89	11,666,000
2023	1,416,019	1,272,230	566,602	516,706	98.93	15,068,000

(1)	As a smaller reporting company, the Company is required to provide information for the prior three completed fiscal years.
(2)	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III, and Guida R. Sajdak.
(3)	Column (b) shows the amount for the CEO included in the Summary Compensation Table.
(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2025		2024		2023
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,859,294	729,472	1,494,165	595,242	1,416,019	566,602
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(288,319)	(99,222)	(261,936)	(91,006)	(247,112)	(86,676)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	253,657	87,296	95,744	33,263	75,330	26,420
Increase for fair value of awards granted during the year that vested during year	65,208	22,438	47,868	16,634	37,107	13,019
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	23,136	8,036	2,302	707	(11,526)	(3,628)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	8,708	4,620	910	271	2,412	969
Decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that were forfeited during the year	(64,627)	(18,217)	—	—	—	—
Total Adjustments to Summary Compensation	(2,237)	4,951	(115,112)	(40,131)	(143,789)	(49,896)
Total Compensation Actually Paid	1,857,057	734,423	1,379,053	555,111	1,272,230	516,706

(5)	Column (d) shows the average amount of the total compensation shown in the Summary Compensation Table for the Other NEOs for the applicable years.
(6)	The calculation for each year is based on a fixed investment of $100 from the market close on the last trading day before the earliest year in the pay versus performance table through the end of each applicable year in the table, assuming reinvestment of dividends. The calculation begins on December 31, 2022, and, in the third year, extends through December 31, 2025.

(7)	Column (g) provides the Company’s net income for each year.
(8)	The increase in fair value of awards granted during the year and unvested as of year-end for 2025 reflects the estimated value of performance-based shares to be earned under the Company’s 2025 LTI over the three-year performance period based on performance over the first-year ending December 31, 2025.

Named Executive Officers, Footnote
(2)	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III, and Guida R. Sajdak.

PEO Total Compensation Amount	[1],[2],[3]	$ 1,859,294	$ 1,494,165	$ 1,416,019
PEO Actually Paid Compensation Amount	[1],[3],[4]	$ 1,857,057	1,379,053	1,272,230
Adjustment To PEO Compensation, Footnote
(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2025		2024		2023
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,859,294	729,472	1,494,165	595,242	1,416,019	566,602
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(288,319)	(99,222)	(261,936)	(91,006)	(247,112)	(86,676)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	253,657	87,296	95,744	33,263	75,330	26,420
Increase for fair value of awards granted during the year that vested during year	65,208	22,438	47,868	16,634	37,107	13,019
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	23,136	8,036	2,302	707	(11,526)	(3,628)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	8,708	4,620	910	271	2,412	969
Decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that were forfeited during the year	(64,627)	(18,217)	—	—	—	—
Total Adjustments to Summary Compensation	(2,237)	4,951	(115,112)	(40,131)	(143,789)	(49,896)
Total Compensation Actually Paid	1,857,057	734,423	1,379,053	555,111	1,272,230	516,706

Non-PEO NEO Average Total Compensation Amount	[1],[3],[5]	$ 729,472	595,242	566,602
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3],[4]	$ 734,423	555,111	516,706
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2025		2024		2023
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,859,294	729,472	1,494,165	595,242	1,416,019	566,602
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(288,319)	(99,222)	(261,936)	(91,006)	(247,112)	(86,676)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	253,657	87,296	95,744	33,263	75,330	26,420
Increase for fair value of awards granted during the year that vested during year	65,208	22,438	47,868	16,634	37,107	13,019
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	23,136	8,036	2,302	707	(11,526)	(3,628)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	8,708	4,620	910	271	2,412	969
Decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that were forfeited during the year	(64,627)	(18,217)	—	—	—	—
Total Adjustments to Summary Compensation	(2,237)	4,951	(115,112)	(40,131)	(143,789)	(49,896)
Total Compensation Actually Paid	1,857,057	734,423	1,379,053	555,111	1,272,230	516,706

Compensation Actually Paid vs. Total Shareholder Return

The following chart demonstrates the relationship between compensation actually paid to our CEO and average compensation actually paid to other Non NEOs, compared to total shareholder return (“TSR”) performance of our common stock, for the fiscal years ended December 31, 2025, 2024 and 2023. The TSR amounts in the chart below assumes that $100 was invested beginning on December 31, 2022, and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid vs. Net Income		The following chart compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other Non-NEOs with net income.
Total Shareholder Return Amount	[1],[6]	$ 147.81	104.89	98.93
Net Income (Loss)	[1],[7]	$ 15,269,000	$ 11,666,000	$ 15,068,000
PEO Name		James C. Hagan	James C. Hagan	James C. Hagan
Additional 402(v) Disclosure

As described in more detail in the “Compensation Components” section of this Proxy Statement beginning on page 31, the Company’s executive compensation program includes variable components in the form of annual short-term incentive cash compensation based upon the Company’s financial performance. Compensation decisions at the Company are made independently of SEC disclosure requirements. While the Company utilizes several performance measures to align executive compensation with the Company’s performance, all of those measures are not presented in the “Pay Versus Performance Table.” Moreover, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year.

Equity Awards Adjustments, Footnote
(8)	The increase in fair value of awards granted during the year and unvested as of year-end for 2025 reflects the estimated value of performance-based shares to be earned under the Company’s 2025 LTI over the three-year performance period based on performance over the first-year ending December 31, 2025.

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		$ (2,237)	$ (115,112)	$ (143,789)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(288,319)	(261,936)	(247,112)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation	[8]	253,657	95,744	75,330
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		65,208	47,868	37,107
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		23,136	2,302	(11,526)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		8,708	910	2,412
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(64,627)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		4,951	(40,131)	(49,896)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(99,222)	(91,006)	(86,676)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation	[8]	87,296	33,263	26,420
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		22,438	16,634	13,019
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		8,036	707	(3,628)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		4,620	271	969
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		$ (18,217)

[1]	As a smaller reporting company, the Company is required to provide information for the prior three completed fiscal years.
[2]	Column (b) shows the amount for the CEO included in the Summary Compensation Table.
[3]	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III, and Guida R. Sajdak.
[4]	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:
[5]	Column (d) shows the average amount of the total compensation shown in the Summary Compensation Table for the Other NEOs for the applicable years.
[6]	The calculation for each year is based on a fixed investment of $100 from the market close on the last trading day before the earliest year in the pay versus performance table through the end of each applicable year in the table, assuming reinvestment of dividends. The calculation begins on December 31, 2022, and, in the third year, extends through December 31, 2025.
[7]	Column (g) provides the Company’s net income for each year.
[8]	The increase in fair value of awards granted during the year and unvested as of year-end for 2025 reflects the estimated value of performance-based shares to be earned under the Company’s 2025 LTI over the three-year performance period based on performance over the first-year ending December 31, 2025.